[SHIP LOGO]
                         [THE VANGUARD GROUP (R) LOGO]

February 27, 2007

Christian Sandoe, Esq.
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:      Vanguard Windsor Funds (the "Trust")
         File No. 2-14336

Commissioners:

We respectfully submit the enclosed 109th Post-Effective Amendment of the registration statement on Form N-1A for the Trust, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. By separate letter dated February 27, 2007, the Trust and its distributor, Vanguard Marketing Corporation, requested an accelerated effective date of Wednesday, February 28, 2007 pursuant to Rule 461(a) under the Securities Act of 1933. The request for acceleration is attached to this letter as Appendix A.

The purposes of this Post-Effective Amendment 109 are: (1) to address SEC staff comments regarding our prior PEA; and (2) to include updated financial statements for the Trust.

We appreciate the Staff's assistance and thank you for your consideration. Please contact me at (610) 669-1538 if you have any questions or comments.

Sincerely,


/S/ JUDITH L. GAINES
Judith L. Gaines
Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc:      Brion Thompson, Esq.
         U.S. Securities and Exchange Commission

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                                   APPENDIX A

                           461(a) Acceleration Request

                                  [SHIP LOGO]
                         [THE VANGUARD GROUP (R) LOGO]

February 27, 2007

Christian Sandoe, Esq.
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:      Vanguard Windsor Funds (the "Trust")
         File No. 2-14336

Commissioners:

Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Windsor Funds (the "Trust") and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the 109th Post-Effective Amendment (PEA) of the Trust's registration statement on Form N-1A be accelerated to Wednesday, February 28, 2007. We filed PEA 109 of the Trust's registration statement today, February 27, 2007.

PEA 109 will address SEC staff comments regarding our prior PEA, and will include updated financial statements for the Trust.


Sincerely,


VANGUARD WINDSOR FUNDS

/S/ HEIDI STAM for JOHN J. BRENNAN
------------------------------
Name: John J. Brennan (Heidi Stam)*
Title: President

VANGUARD MARKETING CORPORATION, Distributor

/S/ AMY COOPER
------------------------------
Name: Amy Cooper
Title: Secretary

*By Power of Attorney.  See File number 002-65955-99, filed on July 27, 2006.
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